Common Shares (Details) - Schedule of number of common shares issued and outstanding - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020
Common Shares (Details) - Schedule of number of common shares issued and outstanding [Line Items]
Total shares		48,883,441	48,573,251
Total shares (Par value)		$ 489	$ 486
Common shares [Member]
Common Shares (Details) - Schedule of number of common shares issued and outstanding [Line Items]
Common shares		45,471,084	45,426,251
Common shares (Par value)		$ 455	$ 455
Earnout shares [member]
Common Shares (Details) - Schedule of number of common shares issued and outstanding [Line Items]
Earnout shares	[1]	3,012,500	3,012,500
Earnout shares (Par value)	[1]	$ 30	$ 30
Restricted shares awards [Member]
Common Shares (Details) - Schedule of number of common shares issued and outstanding [Line Items]
Restricted shares awards		399,857	134,500
Restricted shares awards (Par value)		$ 4	$ 1

[1]	The Earnout Shares are subject to vesting at stock prices ranges from USD 11.50 to USD 15.25. The Earnout Shares are considered outstanding shares and have dividend and voting rights. However, the Earnout Shares are non-transferable by their holders until they vest and, if the Earnout Shares do not vest on or prior to 17 March 2028, they will be cancelled by the Company.